Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation - Other Details [Line Items]
Expected tax rate	0.00%	0.00%	0.00%
Valuation allowance on deferred tax assets	$ 211,798	$ 211,167
Amount of unrecognized tax benefit expected to reverse within 12 months	$ 3,000
Other	(0.90%)	(13.10%)	0.20%
Ireland
Taxation - Other Details [Line Items]
Valuation allowance of foreign tax credit carryforwards	$ 181,000	$ 198,000
Hong Kong
Taxation - Other Details [Line Items]
Deferred tax asset on tax loss carryforwards	2,000	2,000
Singapore
Taxation - Other Details [Line Items]
Deferred tax asset on tax loss carryforwards	19,000	23,000
US
Taxation - Other Details [Line Items]
Income tax benefit resulting from reduction in corporate tax rate		35,000
Valuation allowance on deferred tax assets	13,000	$ 7,000
Deferred tax asset on tax loss carryforwards	44,000
Other		14.40%
Canada
Taxation - Other Details [Line Items]
Valuation allowance on deferred tax assets	6,000	$ 3,000
Deferred tax asset on tax loss carryforwards	5,000
United Kingdom
Taxation - Other Details [Line Items]
Valuation allowance on deferred tax assets	12,000	3,000
France
Taxation - Other Details [Line Items]
Deferred tax asset on tax loss carryforwards		$ 13,000
Switzerland
Taxation - Other Details [Line Items]
Income tax benefit resulting from reduction in corporate tax rate			$ 6,000
Deferred tax asset on tax loss carryforwards	$ 6,000
Change in enacted tax rate, impact on effective tax rate			0.60%